Segment and corporate information	3 Months Ended
Mar. 31, 2026
Segment and corporate information
Segment and corporate information

12.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the manufacture and distribution of healthcare products and equipment, including R&D, supply chain, and commercial operations, as well as supporting functions such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD, and in providing other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals by Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists, and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal, and IT costs, are allocated as these costs are attributable to the segments, and are used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. The Value-Based Care segment maintains its own separate finance, accounting, human resources, legal, medical office, and other administrative functions and is therefore excluded from the allocation process. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit, and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. From January 1, 2026, the project costs for implementing the Company’s new enterprise resource planning software are reported as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense, and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2026 and 2025 is set forth below. The prior year figures have been restated to align to the new operating and reportable segment structure:

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2026
Revenue from healthcare services(1)	3,101,156	43,351	—	3,144,507	—	—	3,144,507
Revenue from healthcare products(1)	71,533	—	930,354	1,001,887	—	—	1,001,887
Revenue from contracts with customers(1)	3,172,689	43,351	930,354	4,146,394	—	—	4,146,394
Revenue from insurance contracts(1)	—	447,019	—	447,019	—	—	447,019
Revenue from lease contracts(1)	—	—	18,734	18,734	—	—	18,734
Revenue from external customers	3,172,689	490,370	949,088	4,612,147	—	—	4,612,147
Inter-segment revenue	120,879	—	349,905	470,784	(470,784)	—	—
Revenue	3,293,568	490,370	1,298,993	5,082,931	(470,784)	—	4,612,147
Costs of revenue	(2,546,586)	(451,386)	(886,078)	(3,884,050)	449,333	2,062	(3,432,655)
Research and development	—	—	(38,230)	(38,230)	—	(79)	(38,309)
Operating income (loss)	271,188	(11,038)	87,269	347,419	(21,451)	(39,773)	286,195
Interest							(78,679)
Income before income taxes							207,516
Depreciation and amortization	(232,438)	(658)	(117,373)	(350,469)	10,050	(13,483)	(353,902)
Impairment loss	(69,869)	—	(3,951)	(73,820)	—	(35,220)	(109,040)
Income (loss) from equity method investees	41,322	—	—	41,322	—	—	41,322
Total assets(1)	40,689,509	615,079	14,221,275	55,525,863	(35,520,928)	11,462,658	31,467,593
thereof investment in equity method investees(1)	701,400	—	—	701,400	—	—	701,400
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	202,666	38	118,241	320,945	(27,498)	24,371	317,818

Three months ended March 31, 2025
Revenue from healthcare services(1)	3,250,182	26,131	—	3,276,313	—	—	3,276,313
Revenue from healthcare products(1)	77,562	—	1,001,629	1,079,191	—	—	1,079,191
Revenue from contracts with customers(1)	3,327,744	26,131	1,001,629	4,355,504	—	—	4,355,504
Revenue from insurance contracts(1)	—	503,360	—	503,360	—	—	503,360
Revenue from lease contracts(1)	—	—	22,590	22,590	—	—	22,590
Revenue from external customers	3,327,744	529,491	1,024,219	4,881,454	—	—	4,881,454
Inter-segment revenue	119,085	—	342,713	461,798	(461,798)	—	—
Revenue	3,446,829	529,491	1,366,932	5,343,252	(461,798)	—	4,881,454
Costs of revenue	(2,739,629)	(492,629)	(922,255)	(4,154,513)	456,481	556	(3,697,476)
Research and development	—	—	(43,482)	(43,482)	—	—	(43,482)
Operating income (loss)	319,997	3,249	94,301	417,547	(5,317)	(80,840)	331,390
Interest							(80,737)
Income before income taxes							250,653
Depreciation and amortization	(260,606)	(1,241)	(114,546)	(376,393)	10,836	(17,040)	(382,597)
Impairment loss	(7,076)	(2,274)	(2,416)	(11,766)	—	—	(11,766)
Income (loss) from equity method investees	47,833	—	—	47,833	—	—	47,833
Total assets(1)	41,736,877	893,061	14,487,213	57,117,151	(35,342,632)	10,960,515	32,735,034
thereof investment in equity method investees(1)	666,752	—	—	666,752	—	—	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	209,736	107	112,285	322,128	(9,837)	5,417	317,708
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.